Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Short KBW Regional Banking and ProShares Ultra KBW Regional Banking (each, a “Fund” and together, the “Funds”)

Supplement dated April 16, 2015 to the Funds’ Statutory Prospectus dated October 1, 2014, as previously supplemented

(the “Prospectus”)

Effective April 16, 2015, all information pertaining to the Funds is hereby removed from the Prospectus.

Please retain this supplement for future reference.